UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-7331

                      Scudder Focus Value Plus Growth Fund
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Focus Value+Growth Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                         Shares          Value ($)
                                                                                   -------------------------------
Common Stocks 99.3%
Consumer Discretionary 10.6%
Hotels Restaurants & Leisure 2.1%
Starbucks Corp.*                                                                         31,800         1,647,558
                                                                                                       ----------
Internet & Catalog Retail 2.6%
eBay, Inc.*                                                                              49,000         2,099,160
                                                                                                       ----------
Multiline Retail 2.9%
Target Corp.                                                                             45,400         2,307,228
                                                                                                       ----------
Specialty Retail 3.0%
Borders Group, Inc.                                                                      20,300           522,319
Home Depot, Inc.                                                                         34,405         1,376,888
Staples, Inc.                                                                            15,030           473,746
                                                                                                       ----------
                                                                                                        2,372,953

Consumer Staples 15.6%
Food & Staples Retailing 2.6%
Whole Foods Market, Inc.                                                                 19,800         2,035,836
                                                                                                       ----------
Personal Products 2.3%
Estee Lauder Companies, Inc. "A"                                                         42,000         1,847,160
                                                                                                       ----------
Tobacco 10.7%
Altria Group, Inc.                                                                       71,700         4,707,105
Reynolds American, Inc.                                                                   5,235           429,008
UST, Inc.                                                                                62,147         3,396,334
                                                                                                       ----------
                                                                                                        8,532,447

Energy 6.6%
Oil & Gas
Apache Corp.                                                                              9,200           578,496
Burlington Resources, Inc.                                                                  950            47,148
ChevronTexaco Corp.                                                                       8,550           530,784
ConocoPhillips                                                                            5,800           643,162
Devon Energy Corp.                                                                       47,110         2,204,277
EnCana Corp.                                                                              3,100           207,359
Kerr-McGee Corp.                                                                          7,150           555,269
Occidental Petroleum Corp.                                                                6,900           484,863
                                                                                                       ----------
                                                                                                        5,251,358

Financials 26.2%
Banks 7.1%
Bank of America Corp.                                                                    31,436         1,466,490
PNC Financial Services Group                                                             11,600           610,624
Sovereign Bancorp, Inc.                                                                  31,260           717,104
US Bancorp.                                                                              18,400           547,400
Washington Mutual, Inc.                                                                  54,801         2,299,450
                                                                                                       ----------
                                                                                                        5,641,068

Capital Markets 2.6%
Merrill Lynch & Co., Inc.                                                                35,400         2,073,732
                                                                                                       ----------
Consumer Finance 2.9%
American Express Co.                                                                     41,900         2,268,885
                                                                                                       ----------
Diversified Financial Services 12.4%
Fannie Mae                                                                               54,750         3,200,685
Freddie Mac                                                                              72,000         4,464,000
JPMorgan Chase & Co.                                                                     59,500         2,174,725
                                                                                                       ----------
                                                                                                        9,839,410

Insurance 1.2%
American International Group, Inc.                                                       14,725           983,630
                                                                                                       ----------
Health Care 14.8%
Biotechnology 2.8%
Genentech, Inc.*                                                                         47,400         2,237,280
                                                                                                       ----------
Health Care Equipment & Supplies 1.8%
Waters Corp.*                                                                            29,800         1,455,730
                                                                                                       ----------
Health Care Providers & Services 3.5%
AmerisourceBergen Corp.                                                                   9,580           573,842
HCA, Inc.                                                                                13,785           650,790
Laboratory Corp. of America Holdings*                                                    15,475           741,098
Medco Health Solutions, Inc.*                                                            14,406           639,914
Quest Diagnostics, Inc.                                                                   1,800           178,920
                                                                                                       ----------
                                                                                                        2,784,564

Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.                                                                 36,300           908,589
Merck & Co., Inc.                                                                        29,835           945,770
Novartis AG (ADR)                                                                        36,900         1,843,893
Pfizer, Inc.                                                                             62,125         1,633,266
                                                                                                       ----------
                                                                                                        5,331,518

Industrials 3.6%
Industrial Conglomerates
General Electric Co.                                                                     64,200         2,259,840
Tyco International Ltd.                                                                  17,150           574,182
                                                                                                       ----------
                                                                                                        2,834,022

Information Technology 20.0%
Computers & Peripherals 2.2%
Apple Computer, Inc.*                                                                    38,400         1,722,624
                                                                                                       ----------
Electronic Equipment & Instruments 2.6%
Agilent Technologies, Inc.*                                                              88,100         2,114,400
                                                                                                       ----------
Internet Software & Services 6.4%
Google, Inc. "A"*                                                                        15,100         2,838,649
Yahoo!, Inc.*                                                                            70,300         2,268,581
                                                                                                       ----------
                                                                                                        5,107,230

IT Consulting & Services 0.9%
Electronic Data Systems Corp.                                                            34,600           736,980
                                                                                                       ----------
Semiconductors & Semiconductor Equipment 4.8%
Intel Corp.                                                                              82,800         1,985,544
Marvell Technology Group Ltd.*                                                           49,600         1,814,864
                                                                                                       ----------
                                                                                                        3,800,408

Software 3.1%
Electronic Arts, Inc.* (b)                                                               37,800         2,437,722
                                                                                                       ----------
Telecommunication Services 1.9%
Wireless Telecommunication Services
Nextel Communications, Inc. "A"*                                                         50,500         1,486,215
                                                                                                       ----------

Total Common Stocks (Cost $68,550,787)                                                                 78,949,118
                                                                                                       ----------

Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 2.57 (a) (c)
(Cost $1,675,000)                                                                     1,675,000         1,675,000
                                                                                                       ----------

                                                                                         % of
                                                                                       Net Assets       Value ($)
                                                                                       ----------       ---------

Total Investment Portfolio  (Cost $70,225,787)                                            101.4        80,624,118
Other Assets and Liabilities, Net                                                          -1.4        -1,148,536
                                                                                                       ----------
Net Assets                                                                                100.0        79,475,582
                                                                                                       ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2005 amounted to $1,624,500 which is 2.0% of total net assets.

(c)     Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Focus Value + Growth Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Focus Value + Growth Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005